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         SUPPLEMENT DATED AUGUST 1, 2001 TO PROSPECTUSES DATED MAY 1, 2001
                                      FOR
      THE PILOT CLASSIC VARIABLE ANNUITY AND THE PILOT ELITE VARIABLE ANNUITY
                                   ISSUED BY
                    JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
                               IN CONNECTION WITH
                      JPF VARIABLE ANNUITY SEPARATE ACCOUNT


The prospectus is amended by adding the following new sentence after the first sentence in the section entitled "Loans" on page 39:

Loans are only available to non-ERISA Tax-Sheltered Annuity Policies.